DERIVATIVE INSTRUMENTS - EFFECT OF DERIVATIVE INSTRUMENTS DESIGNATED AS CASH FLOW HEDGES ON OCI (Details) (Details) - Treasury lock - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Derivative [Line Items]
Amount of Pre-tax Gain (Loss) Recognized in OCI on Derivatives	$ (13,568)	$ 0
Interest expense
Derivative [Line Items]
Amount of Pre-tax Gain (Loss) Reclassified from OCI into Income	$ 140	$ 0